Investment Strategy	Aug. 31, 2025
Floating Rate Income Fund
Prospectus [Line Items]
Strategy Narrative [Text Block]	Under normal market conditions, the fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in floating-rate loans, which often include debt securities of domestic and foreign issuers that are rated below investment grade (rated below Baa by a nationally recognized statistical rating organization such as Moody's Investors Service, Inc. or BBB by S&P Global Ratings), or are of comparable quality, as determined by the manager, and other floating-rate securities. Bonds that are rated at or below BB by S&P Global Ratings or Ba by Moody's Investors Service, Inc. are considered non-investment grade. The fund's investment policies are based on credit ratings at the time of purchase.The fund may invest in domestic and foreign issuer loans and loan participations that pay interest at rates that float or reset periodically at a margin above a generally recognized base lending rate such as the Prime Rate, the Secured Overnight Financing Rate (SOFR), or another generally recognized base lending rate. Loans and debt instruments rated below investment grade are considered to have speculative characteristics. The fund may invest in loans of companies whose financial conditions are troubled or uncertain and that may be involved in bankruptcy proceedings, reorganizations, or financial restructurings. Direct investments in loans may be illiquid and holding a loan could expose the fund to the risks of being a direct lender. The fund may invest in collateralized loan obligations, corporate debt securities, (investment grade and high yield), and cash and cash equivalents. The fund may also acquire, and subsequently hold, warrants and other equity interests.In purchasing loans, loan participations, and other securities for the fund, the manager may take full advantage of the entire range of maturities and durations and may from time to time adjust the average maturity or duration of the investments held by the fund, depending on its assessment of the relative yields of different maturities and durations and its expectations of future changes in interest rates.The fund may invest in any number of issuers and may, at times, invest its assets in a small number of issuers. The fund may focus its investments in a particular sector or sectors of the economy. The fund may also invest in loans of any aggregate principal amount, and the average aggregate principal amount of the loans held by the fund will vary from time to time.The fund may engage in derivatives transactions for hedging, risk management and/or efficient portfolio management purposes. Derivative instruments in which the fund may invest include credit default swap and total return swap agreements, interest rate swaps, foreign currency forward contracts, futures and options. Derivative instruments may magnify the fund's gains and losses. The fund does not employ the use of leverage.The manager considers environmental, social, and/or governance (ESG) factors, alongside other relevant factors, as part of its investment process. ESG factors may include, but are not limited to, matters regarding board diversity, climate change policies, and supply chain and human rights policies. The ESG characteristics utilized in the fund's investment process may change over time and one or more characteristics may not be relevant with respect to all issuers that are eligible fund investments. Because ESG factors are considered alongside other relevant factors, the manager may determine that an investment is appropriate notwithstanding its relative ESG characteristics.The fund's investment process may, at times, result in a higher-than-average portfolio turnover ratio and increased trading expenses. The fund may invest in cash or money market instruments for the purpose of meeting redemption requests or making other anticipated cash payments. The fund may deviate from its principal investment strategies during transition periods, which may include the reassignment of portfolio management, a change in investment objective or strategy, a reorganization or liquidation, or the occurrence of large inflows or outflows.